Acquisitions and Dispositions (Schedule Of Discontinued Operations Income Statement) (Detail) - Dominion Energy Gas Holdings, LLC - USD ($) $ in Millions		3 Months Ended
		Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018
Business Acquisition [Line Items]
Net income from discontinued operations		$ 54	$ 56
Current assets of discontinued operations		459		$ 444	[1]
Noncurrent assets of discontinued operations		5,969		5,849	[1]
Current liabilities of discontinued operations		1,097		1,273	[1]
Noncurrent liabilities of discontinued operations		3,181		2,896	[1]
East Ohio
Business Acquisition [Line Items]
Current assets of discontinued operations	[2]	440		423
Investments		2		2
Property, plant and equipment, net		3,710		3,669
Regulatory assets		740		711
Other deferred charges and other assets, including goodwill and intangible assets		1,321		1,275
Noncurrent assets of discontinued operations		5,773		5,657
Current liabilities of discontinued operations		1,086		1,262
Long-term debt		1,551		1,300
Deferred income taxes and investment tax credits		728		716
Regulatory liabilities		755		747
Other deferred credits and liabilities		117		108
Noncurrent liabilities of discontinued operations		3,151		2,871
DGP
Business Acquisition [Line Items]
Operating revenue		45	51
Depreciation and amortization		1	4
Other operating expenses		44	47
Net income from discontinued operations		0	0
Current assets of discontinued operations	[3]	19		21
Noncurrent assets of discontinued operations	[4]	196		192
Current liabilities of discontinued operations		11		11
Noncurrent liabilities of discontinued operations		30		$ 25
Discontinued Operations | East Ohio
Business Acquisition [Line Items]
Operating revenue		229	215
Depreciation and amortization		21	17
Other operating expenses		148	137
Other income		18	17
Interest and related charges		10	8
Income tax expense		14	14
Net income from discontinued operations		$ 54	$ 56

[1]	Dominion Energy Gas’ Consolidated Balance Sheet at December 31, 2018 has been derived from the audited Consolidated Balance Sheet at that date.
[2]	Includes cash and cash equivalents of $4 million and $9 million as of March 31, 2019 and December 31, 2018, respectively.
[3]	Includes cash and cash equivalents of less than a million dollars as of March 31, 2019 and December 31, 2018.
[4]	Primarily property, plant and equipment, net.